Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Cash Dividends Declared Per Ordinary Share

The Company declared cash dividends per ordinary share during the periods presented as follows:

	2013
	Dividends Per Share (US$)	Amount (in US$ thousands)
First quarter	$0.0375	$5,056
Second quarter	$0.0375	5,042
Third quarter	$0.0375	4,932
Fourth quarter	$0.0375	4,935

		$19,965